THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.3%
	AEROSPACE & DEFENSE - 1.1%
16,000	RTX Corporation^	$ 1,346,240

	APPAREL & TEXTILE PRODUCTS - 1.1%
12,000	NIKE, Inc., Class B^	1,302,840

	ASSET MANAGEMENT - 2.1%
3,000	BlackRock, Inc. (c)^	2,435,400

	BANKING - 10.0%
45,000	Bank of America Corporation^	1,515,150
15,700	JPMorgan Chase & Company^	2,670,570
70,000	Truist Financial Corporation^	2,584,400
66,400	US Bancorp^	2,873,792
45,000	Wells Fargo & Company(c)^	2,214,900
		11,858,812
	BIOTECH & PHARMA - 9.4%
60,000	Bristol-Myers Squibb Company(c)^	3,078,600
20,500	Gilead Sciences, Inc.^	1,660,705
22,500	Johnson & Johnson^	3,526,650
100,000	Pfizer, Inc.	2,879,000
		11,144,955
	CHEMICALS - 6.8%
11,100	Avery Dennison Corporation(c)^	2,243,976
20,000	CF Industries Holdings, Inc.^	1,590,000
60,000	Chemours Company (The)^	1,892,400
40,000	Nutrien Ltd. (c)	2,253,200
		7,979,576
	DIVERSIFIED INDUSTRIALS - 1.6%
9,000	Honeywell International, Inc.^	1,887,390

	ELECTRIC UTILITIES - 6.1%
40,000	CenterPoint Energy, Inc.^	1,142,800
43,500	Dominion Energy, Inc.	2,044,500
20,000	Duke Energy Corporation^	1,940,800

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.3% (Continued)
	ELECTRIC UTILITIES - 6.1% (Continued)
28,000	Sempra Energy^	$ 2,092,440
		7,220,540
	FOOD - 4.4%
35,000	General Mills, Inc.^	2,279,900
37,500	Hormel Foods Corporation	1,204,125
45,000	Kraft Heinz Company (The)^	1,664,100
		5,148,125
	HOME & OFFICE PRODUCTS - 0.4%
50,000	Newell Brands, Inc.	434,000

	INSURANCE - 1.3%
15,000	Prudential Financial, Inc.^	1,555,650

	LEISURE PRODUCTS - 1.5%
35,000	Hasbro, Inc.	1,787,100

	MEDICAL EQUIPMENT & DEVICES - 2.8%
40,000	Medtronic PLC(c)^	3,295,200

	METALS & MINING - 1.5%
40,000	Barrick Gold Corporation^	723,600
25,000	Newmont Corporation(c)	1,034,750
		1,758,350
	OIL & GAS PRODUCERS - 8.5%
40,000	Chesapeake Energy Corporation(c)^	3,077,600
16,000	Chevron Corporation^	2,386,560
15,000	EOG Resources, Inc.^	1,814,250
27,000	Exxon Mobil Corporation^	2,699,460
		9,977,870
	RETAIL - CONSUMER STAPLES - 5.4%
10,000	Target Corporation^	1,424,200
100,000	Walgreens Boots Alliance, Inc. (c)^	2,611,000
15,000	Walmart, Inc. (c)^	2,364,750
		6,399,950

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.3% (Continued)
	RETAIL - DISCRETIONARY - 1.5%
5,000	Home Depot, Inc. (The)^	$ 1,732,750

	SEMICONDUCTORS - 5.9%
70,000	Intel Corporation^	3,517,500
24,000	QUALCOMM, Inc. (c)^	3,471,120
		6,988,620
	SOFTWARE - 1.1%
12,000	Oracle Corporation^	1,265,160

	TECHNOLOGY HARDWARE - 5.4%
40,000	Cisco Systems, Inc. (c)^	2,020,800
40,000	Corning, Inc.^	1,218,000
90,000	Juniper Networks, Inc.^	2,653,200
5,000	Seagate Technology Holdings PLC^	426,850
		6,318,850
	TECHNOLOGY SERVICES - 0.7%
5,100	International Business Machines Corporation^	834,105

	TELECOMMUNICATIONS - 5.4%
200,000	AT&T, Inc.	3,356,000
81,100	Verizon Communications, Inc. (c)	3,057,470
		6,413,470
	TIMBER REIT - 1.2%
40,000	Weyerhaeuser Company^	1,390,800

	TOBACCO & CANNABIS - 2.2%
65,000	Altria Group, Inc.^	2,622,100

	TRANSPORTATION & LOGISTICS - 2.4%
18,000	United Parcel Service, Inc., B^	2,830,140

	WHOLESALE - CONSUMER STAPLES - 2.5%
10,000	Bunge Global S.A.^	1,009,500

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares					Fair Value
	COMMON STOCKS — 92.3% (Continued)
	WHOLESALE - CONSUMER STAPLES - 2.5% (Continued)
27,000	Sysco Corporation^				$ 1,974,510
					2,984,010

	TOTAL COMMON STOCKS (Cost $122,590,484)				108,912,003

	SHORT-TERM INVESTMENTS — 8.2%
	MONEY MARKET FUNDS - 8.2%
9,110,089	First American Treasury Obligations Fund, Class X, 5.28%(a)				9,110,089
555,422	JPMorgan US Treasury Plus Money Market Fund, Class L, 5.20%(a)				555,422
	TOTAL MONEY MARKET FUNDS (Cost $9,665,511)				9,665,511

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,665,511)				9,665,511

Contracts(b)
	EQUITY OPTIONS PURCHASED* - 0.2%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.2%
200	SPDR S&P 500 ETF Trust	06/21/2024	$ 440	$ 9,506,200	$ 131,400
200	SPDR S&P 500 ETF Trust	06/21/2024	450	9,506,200	163,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $384,676)				294,400

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $384,676)				294,400

	TOTAL INVESTMENTS - 100.7% (Cost $132,640,671)				$ 118,871,914
	CALL OPTIONS WRITTEN - (0.9)% (Premiums Received - $979,773)				(1,082,002)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%				261,240
	NET ASSETS - 100.0%				$ 118,051,152

Contracts(b)
	WRITTEN EQUITY OPTIONS* - (0.9)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.9)%
150	Altria Group, Inc.	02/16/2024	$ 40	$ 605,100	$ 19,350
55	Avery Dennison Corporation	01/19/2024	200	1,111,880	26,675
225	Bank of America Corporation	01/19/2024	34	757,575	16,200
200	Barrick Gold Corporation	01/19/2024	18	361,800	10,600
15	BlackRock, Inc.	01/19/2024	800	1,217,700	36,150
100	Bristol-Myers Squibb Company	01/19/2024	52	513,100	6,800
50	Bunge Global S.A.	01/19/2024	105	504,750	3,400

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS - (0.9)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.9)% (Continued)
200	CenterPoint Energy, Inc.	01/19/2024	$ 29	$ 571,400	$ 6,000
100	CF Industries Holdings, Inc.	01/19/2024	75	795,000	52,000
300	Chemours Company (The)	01/19/2024	32	946,200	26,100
100	Chesapeake Energy Corporation	01/19/2024	78	769,400	19,500
60	Chevron Corporation	01/19/2024	150	894,960	16,200
191	Cisco Systems, Inc.	01/19/2024	50	964,932	16,044
200	Corning, Inc.	01/19/2024	30	609,000	16,400
50	Duke Energy Corporation	01/19/2024	98	485,200	6,000
50	EOG Resources, Inc.	01/19/2024	122	604,750	11,750
90	Exxon Mobil Corporation	01/19/2024	100	899,820	19,440
125	General Mills, Inc.	01/19/2024	65	814,250	12,500
50	General Mills, Inc.	01/19/2024	66	325,700	3,500
100	Gilead Sciences, Inc.	01/19/2024	80	810,100	20,000
25	Home Depot, Inc. (The)	01/19/2024	315	866,375	77,875
25	Home Depot, Inc. (The)	01/19/2024	355	866,375	4,750
45	Honeywell International, Inc.	01/19/2024	200	943,695	49,950
100	Intel Corporation	01/19/2024	48	502,500	33,000
51	International Business Machines Corporation	01/19/2024	165	834,105	7,293
75	Johnson & Johnson	01/19/2024	155	1,175,550	25,500
75	JPMorgan Chase & Company	01/19/2024	165	1,275,750	46,125
200	Juniper Networks, Inc.	01/19/2024	29	589,600	17,000
150	Kraft Heinz Company (The)	01/19/2024	37	554,700	8,250
100	Medtronic plc	01/19/2024	83	823,800	13,000
50	Medtronic plc	01/19/2024	83	411,900	5,700
60	NIKE, Inc.	01/19/2024	120	651,420	720
60	Oracle Corporation	01/19/2024	106	632,580	10,260
50	Prudential Financial, Inc.	01/19/2024	100	518,550	24,150
120	QUALCOMM, Inc.	01/19/2024	145	1,735,560	36,840
80	RTX Corporation	01/19/2024	81	673,120	30,200
50	Seagate Technology Holdings plc	01/19/2024	85	426,850	15,000
90	Sempra	01/19/2024	73	672,570	24,930
50	Sempra	01/19/2024	75	373,650	5,250
90	Sysco Corporation	02/16/2024	75	658,170	9,900
50	Target Corporation	01/19/2024	140	712,100	23,000
100	Truist Financial Corporation	01/19/2024	37	369,200	11,000
60	United Parcel Service, Inc.	01/19/2024	163	943,380	6,000
64	US Bancorp	01/19/2024	40	276,992	24,000
300	US Bancorp	01/19/2024	45	1,298,400	22,500
200	Walgreens Boots Alliance, Inc.	01/19/2024	23	522,200	78,000
75	Walmart, Inc.	01/19/2024	155	1,182,375	31,500
150	Wells Fargo & Company	01/19/2024	45	738,300	68,400
75	Wells Fargo & Company	01/19/2024	50	369,150	6,600
100	Weyerhaeuser Company	01/19/2024	33	347,700	20,700
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $979,773)				1,082,002

	TOTAL EQUITY OPTIONS WRITTEN (Premiums Received - $979,773)				$ 1,082,002

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

*	Non-income producing security.
^	Security is subject to written call options.
(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	All or portion of the security is pledged as collateral for written options.